Acquisition (Details) - Schedule of purchase price allocation for the acquisition has been determined $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Total purchase price, Fair Value	$ 4,715
Tangible Assets Inventory [Member]
Business Acquisition [Line Items]
Total purchase price, Fair Value	3,353
Intangible Assets Customer Relationships [Member]
Business Acquisition [Line Items]
Total purchase price, Fair Value	$ 890	[1]
Amortization period (years)	5.9	[1]
Intangible Assets Goodwill [Member]
Business Acquisition [Line Items]
Total purchase price, Fair Value	$ 472
Amortization period (years)	Infinite

[1]	Customer relationships represent the underlying relationships and agreements with Hirsch’s installed customer base and are amortized over the useful life of the agreements using accelerated method.